Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 401,482	$ 150,341
Cash and securities segregated under federal and other regulations	29,509	30,809
Accounts receivable, net	99,864	92,415
Restricted cash	6,005	6,270
Clearing house performance bonds and guarantee funds	86,204	87,744
Participant margin deposits	1,151	1,234
Receivables from broker-dealers, futures commission merchants, and clearing organizations	123,302	147,164
Current portion of derivative assets	14,052	33,536
Other current assets	30,452	23,303
Total current assets	792,021	572,816
Investments	14,180	31,022
Fixed assets, net	47,861	44,478
Internally developed software, net	35,987	32,262
Goodwill	64,739	46,818
Other intangible assets, net	189,125	114,224
Derivative assets, net of current portion	12,955	50,304
Other assets, net	68,402	81,727
Total assets	1,225,270	973,651
Current liabilities:
Accounts payable and other liabilities	81,803	120,361
Accrued compensation payable	31,910	33,523
Current portion of long-term debt	4,957	4,767
Deferred transaction revenues	9,166	2,710
Clearing house performance bonds and guarantee funds	85,704	87,244
Participant margin deposits	1,151	1,234
Payables to customers	133,853	152,637
Payables to clearing organizations	745	2,746
Total current liabilities	349,289	405,222
Long-term debt	1,506	32,268
Deferred income taxes	21,999	10,766
Puttable common stock, net of current portion	0	78,424
Puttable warrants issued with debt	0	64,188
Other non-current liabilities	20,567	15,166
Total liabilities	393,361	606,034
Commitments and contingencies (Note 16)	0	0
Stockholders’ Equity:
Convertible preferred stock - par value $0.001 (25,000,000 authorized, and 0 issued and outstanding at September 30, 2025 and 781,859 issued and outstanding at December 31, 2024)	0	1
Common stock - voting and nonvoting, par value $0.001 (600,000,000 authorized (400,000,000 voting, 200,000,000 nonvoting); 81,767,756 issued and 81,413,957 outstanding non-puttable common stock at September 30, 2025 (81,413,957 voting, 0 nonvoting) and 63,219,480 issued and 63,181,011 outstanding non-puttable common stock at December 31, 2024 (59,683,661 voting, 3,497,350 nonvoting))	82	63
Common stock in treasury, at cost, 353,799 shares at September 30, 2025 and 38,469 shares at December 31, 2024	(8,232)	(775)
Additional paid-in capital	1,502,973	930,638
Accumulated deficit	(662,283)	(562,310)
Accumulated other comprehensive loss, net	(631)	0
Total Miami International Holdings, Inc. Stockholders’ equity	831,909	367,617
Total liabilities and stockholders’ equity	$ 1,225,270	$ 973,651